Application of New and Revised IFRS, IAS, IFRIC, and SIC Issued by the IASB (collectively, "IFRSs")	12 Months Ended
Dec. 31, 2017
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Application of New and Revised IFRS, IAS, IFRIC, and SIC Issued by the IASB (collectively, "IFRSs")
4.	APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRS), INTERNATIONAL ACCOUNTING STANDARDS (IAS), IFRIC INTERPRETATIONS (IFRIC), AND SIC INTERPRETATIONS (SIC) ISSUED BY THE INTERNATIONAL ACCOUNTING STANDARDS BOARD (IASB) (collectively, “IFRSs”).

a.	Amendments to IFRSs and the new interpretation that are mandatorily effective for the current year

New, Revised or Amended Standards and Interpretations	Effective Date Issued by IASB
Annual Improvements to IFRSs 2014-2016 Cycle	Note
Amendment to IAS 7 “Disclosure Initiative”	January 1, 2017
Amendment to IAS 12 “Recognition of Deferred Tax Assets for Unrealized Losses”	January 1, 2017

Note:	The amendment to IFRS 12 is retrospectively applied for annual periods beginning on or after January 1, 2017; the amendment to IAS 28 is retrospectively applied for annual periods beginning on or after January 1, 2018.

The Company believes that the adoption of aforementioned standards or interpretations did not have a significant effect on the Company’s accounting policies. For additional disclosures required under amendment to IAS 7, please refer to Note 35.

b.	New and revised standards, amendments and interpretations in issue but not yet effective

As of the date that the accompanying consolidated financial statements were authorized for issue, the new, revised or amended IFRSs in issue but not yet adopted by the Company as well as the effective dates issued by the IASB are stated as follows.

New, Revised or Amended Standards and Interpretations	Effective Date Issued by IASB
Annual Improvements to IFRSs 2014-2016 Cycle	Note
Annual Improvements to IFRSs 2015-2017 Cycle	January 1, 2019
Amendment to IFRS 2 “Classification and Measurement of Share-based Payment Transactions”	January 1, 2018
IFRS 9 “Financial Instruments”	January 1, 2018
Amendments to IFRS 9 and IFRS 7 “Mandatory Effective Date of IFRS 9 and Transition Disclosure”	January 1, 2018
Amendments to IFRS 9 “Prepayment Features with Negative Compensation”	January 1, 2019
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined by IASB
IFRS 15 “Revenue from Contracts with Customers”	January 1, 2018
Amendment to IFRS 15 “Clarifications to IFRS 15”	January 1, 2018
IFRS 16 “Leases”	January 1, 2019
Amendments to IAS 19 “Plan Amendment, Curtailment or Settlement”	January 1, 2019
Amendments to IAS 28 “Long-term Interests in Associates and Joint Ventures”	January 1, 2019
IFRIC 22 “Foreign Currency Transactions and Advance Consideration”	January 1, 2018
IFRIC 23 “Uncertainty over Income Tax Treatments”	January 1, 2019

Note:	The amendment to IFRS 12 is retrospectively applied for annual periods beginning on or after January 1, 2017; the amendment to IAS 28 is retrospectively applied for annual periods beginning on or after January 1, 2018.

Except for the following items, the Company believes that the adoption of aforementioned standards or interpretations will not have a significant effect on the Company’s accounting policies.

1)	IFRS 9 “Financial Instruments” and related amendments

Classification, measurement and impairment of financial assets

All recognized financial assets currently in the scope of IAS 39, “Financial Instruments: Recognition and Measurement,” will be subsequently measured at either the amortized cost or the fair value. The classification and measurement requirements in IFRS 9 are stated as follows:

For the invested debt instruments, if the contractual cash flows that are solely for payments of principal and interest on the principal amount outstanding, the classification and measurement requirements are stated as follows:

a)	If the objective of business model is to hold the financial asset to collect the contractual cash flows, such assets are measured at the amortized cost. Interest revenue should be recognized in profit or loss by using the effective interest method, continuously assessed for impairment and the impairment loss or reversal of impairment loss should be recognized in profit and loss.

b)	If the objective of business model is to hold the financial asset both to collect the contractual cash flows and to sell the financial assets, such assets are measured at fair value through other comprehensive income (FVTOCI) and are continuously assessed for impairment. Interest revenue should be recognized in profit or loss by using the effective interest method. A gain or loss on a financial asset measured at fair value through other comprehensive income should be recognized in other comprehensive income, except for impairment gains or losses and foreign exchange gains and losses. When such financial asset is derecognized or reclassified, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss.

The other financial assets which do not meet the aforementioned criteria should be measured at the fair value through profit or loss (FVTPL). However, the Company may irrevocably designate an investment in equity instruments that is not held for trading as measured at FVTOCI. All relevant gains and losses shall be recognized in other comprehensive income, except for dividends which are recognized in profit or loss. No subsequent impairment assessment is required, and the cumulative gain or loss previously recognized in other comprehensive income cannot be reclassified from equity to profit or loss.

IFRS 9 adds a new expected loss impairment model to measure the impairment of financial assets. A loss allowance for expected credit losses should be recognized on financial assets measured at amortized cost and investments in debt instruments measured at fair value through other comprehensive income. If the credit risk on a financial instrument has not increased significantly since initial recognition, the loss allowance for that financial instrument should be measured at an amount equal to 12-month expected credit losses. If the credit risk on a financial instrument has increased significantly since initial recognition and is not deemed to be a low credit risk, the loss allowance for that financial instrument should be measured at an amount equal to the lifetime expected credit losses. A simplified approach is allowed for accounts receivables and the loss allowance could be measured at an amount equal to lifetime expected credit losses.

The Company elects not to restate prior reporting period when applying the requirements for the classification, measurement and impairment of financial assets and financial liabilities under IFRS 9 with the cumulative effect of the initial application recognized at the date of initial application.

The anticipated impact on measurement categories, carrying amount and related reconciliation for each class of the Company’s financial assets and financial liabilities when retrospectively applying IFRS 9 on January 1, 2018 is detailed below:

	Measurement Category		Carrying Amount NT$ (In Millions)
	IAS 39	IFRS 9	IAS 39	IFRS 9	Note
Financial Assets
Cash and cash equivalents	Loans and receivables	Amortized cost	$553,391.7	$553,391.7	(1)
Derivatives	Held for trading	Mandatorily at FVTPL	569.8	569.8
	Hedging instruments	Hedging instruments	34.4	34.4
Equity securities	Available-for-sale	FVTOCI	7,422.4	8,389.5	(2)
Debt securities	Available-for-sale	Mandatorily at FVTPL	—	779.5	(3)
		FVTOCI	90,826.1	90,046.6	(3)
	Held-to-maturity	Amortized cost	20,821.7	20,813.4	(4)
Notes and accounts receivable (including related parties), other receivables and refundable deposits	Loans and receivables	Amortized cost	131,024.9	131,269.7	(1)

	Measurement Category		Carrying Amount NT$ (In Millions)
	IAS 39	IFRS 9	IAS 39	IFRS 9	Note
Financial Liabilities
Derivatives	Held for trading	Held for trading	$26.7	$26.7
	Hedging instruments	Hedging instruments	15.6	15.6
Short-term loans, accounts payable (including related parties), payables to contractors and equipment suppliers, accrued expenses and other current liabilities, bonds payable and guarantee deposits	Amortized cost	Amortized cost	340,501.2	340,501.2

Financial Assets	Carrying Amount as of December 31, 2017 (IAS 39)	Reclassifi- cations	Remea- surements	Carrying Amount as of January 1, 2018 (IFRS 9)	Retained Earnings Effect on January 1, 2018	Other Equity Effect on January 1, 2018	Note
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
FVTPL	$569.8	$—	$—	$569.8	$—	$—
- Debt instruments
Add: From available for sale	—	779.5	—	779.5	(10.1)	10.1	(3)

	569.8	779.5	—	1,349.3	(10.1)	10.1

FVTOCI	—	—	—	—	—	—
- Equity instruments
Add: From available for sale	—	7,422.4	967.1	8,389.5	1,294.6	(325.9)	(2)
- Debt instruments
Add: From available for sale	—	90,046.6	—	90,046.6	(30.7)	30.7	(3)

	—	97,469.0	967.1	98,436.1	1,263.9	(295.2)

Amortized cost	—	—	—	—	—	—
Add: From held to maturity	—	20,821.7	(8.3)	20,813.4	(8.3)	—	(4)
Add: From loans and receivables	—	684,416.6	244.8	684,661.4	244.8	—	(1)

	—	705,238.3	236.5	705,474.8	236.5	—

Hedging instruments	34.4	—	—	34.4	—	—

Total	$604.2	$803,486.8	$1,203.6	$805,294.6	$1,490.3	$(285.1)

		Carrying Amount as of December 31, 2017 (IAS 39)	Adjustments Arising from Initial Application	Carrying Amount as of January 1, 2018 (IFRS 9)	Retained Earnings Effect on January 1, 2018	Other Equity Effect on January 1, 2018	Note
		NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Investments accounted for using equity method		$17,731.8	$8.3	$17,740.1	$34.0	$(25.7)	(5)

(1)	Cash and cash equivalents, notes and accounts receivable (including related parties), other receivables and refundable deposits were classified as loans and receivables under IAS 39 are now classified at amortized cost with assessment of future 12-month or lifetime expected credit loss under IFRS 9. As a result of retrospective application, the adjustments for accounts receivable would result in a decrease in loss of allowance of NT$244.8 million and an increase in retained earnings of NT$244.8 million on January 1, 2018.
(2)	As equity investments that were previously classified as available-for-sale financial assets under IAS 39 are not held for trading, the Company elected to designate all of these investments as at FVTOCI under IFRS 9. As a result, the related other equity-unrealized gain/loss on available-for-sale financial assets of NT$228.3 million is reclassified to increase other equity - unrealized gain/loss on financial assets at FVTOCI.

As equity investments previously measured at cost under IAS 39 are remeasured at fair value under IFRS 9, the adjustments would result in an increase in financial assets at FVTOCI of NT$967.1 million, an increase in other equity-unrealized gain/loss on financial assets at FVTOCI of NT$968.7 million and a decrease in non-controlling interests of NT$1.6 million on January 1, 2018.

For those equity investments previously classified as available-for-sale financial assets under IAS 39, the impairment losses that the Company had recognized have been accumulated in retained earnings. Since these investments were designated as at FVTOCI under IFRS 9 and no impairment assessment is required, the adjustments would result in a decrease in other equity - unrealized gain/loss on financial assets at FVTOCI of NT$1,294.6 million and an increase in retained earnings of NT$1,294.6 million on January 1, 2018.

(3)	Debt investments were previously classified as available-for-sale financial assets under IAS 39. Under IFRS 9, except for debt instruments of NT$779.5 million whose contractual cash flows are not solely payments of principal and interest on the principal outstanding and therefore are classified as at FVTPL with the related other equity-unrealized gain/loss on available-for-sale financial assets of NT$10.1 million being consequently reclassified to decrease retained earnings, the remaining debt investments are classified as at FVTOCI with assessment of future 12-month expected credit loss because these investments are held within a business model whose objective is both to collect the contractual cash flows and sell the financial assets. The related other equity-unrealized gain/loss on available-for-sale financial assets of NT$434.4 million is reclassified to decrease other equity-unrealized gain/loss on financial assets at FVTOCI. As a result of retrospective application of future 12-month expected credit loss, the adjustments would result in an increase in other equity - unrealized gain/loss on financial assets at FVTOCI of NT$30.7 million and a decrease in retained earnings of NT$30.7 million on January 1, 2018.
(4)	Debt investments previously classified as held-to-maturity financial assets and measured at amortized cost under IAS 39 are classified as measured at amortized cost with assessment of future 12-month expected credit loss under IFRS 9 because the contractual cash flows are solely payments of principal and interest on the principal outstanding and these investments are held within a business model whose objective is to collect the contractual cash flows. As a result of retrospective application of future 12-month expected credit loss, the adjustments would result in an increase in loss allowance of NT$8.3 million and a decrease in retained earnings of NT$8.3 million on January 1, 2018.
(5)	With the retrospective adoption of IFRS 9 by associates accounted for using equity method, the corresponding adjustments made by the Company would result in an increase in investments accounted for using equity method of NT$8.3 million, a decrease in other equity- unrealized gain/loss on financial assets at FVTOCI of NT$23.6 million, a decrease in other equity- unrealized gain/loss on available-for-sale financial assets of NT$2.1 million and an increase in retained earnings of NT$34.0 million on January 1, 2018.

Hedge accounting

The main changes in hedge accounting amended the application requirements for hedge accounting to better reflect the entity’s risk management activities. Compared with IAS 39, the main changes include: (1) enhancing types of transactions eligible for hedge accounting, specifically broadening the risks eligible for hedge accounting of non-financial items; (2) changing the way the hedging cost of derivative instruments are accounted for to reduce profit or loss volatility; and (3) replacing retrospective effectiveness assessment with the principle of economic relationship between the hedging instrument and the hedged item.

A preliminary assessment of the Company’s current hedging relationships indicates that they will qualify as continuing hedging relationships under IFRS 9. The Company will prospectively apply the requirements for hedge accounting upon initial application of IFRS 9.

2)	IFRS 15 “Revenue from Contracts with Customers” and related amendments

IFRS 15 establishes principles for recognizing revenue that apply to all contracts with customers, and will supersede IAS 18 “Revenue,” IAS 11 “Construction Contracts,” and a number of revenue-related interpretations.

When applying IFRS 15, the Company shall recognize revenue by applying the following steps:

•	Identify the contract with the customer;

•	Identify the performance obligations in the contract;

•	Determine the transaction price;

•	Allocate the transaction price to the performance obligations in the contract; and

•	Recognize revenue when the entity satisfies a performance obligation.

The Company elects only to retrospectively apply IFRS 15 to contracts that were not completed on January 1, 2018 and elects not to restate prior reporting period with the cumulative effect of the initial application recognized at the date of initial application.

The anticipated impact on assets, liabilities and equity when retrospectively applying IFRS 15 on January 1, 2018 is detailed below:

	Carrying Amount as of December 31, 2017 (IAS 18 and Revenue-related Interpretations)	Adjustments Arising from Initial Application	Carrying Amount as of January 1, 2018 (IFRS 15)	Note
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Inventories	$73,880.7	$(19.7)	$73,861.0	(1)
Other financial assets-current	7,253.1	34.1	7,287.2	(1)
Investments accounted for using equity method	17,731.8	19.5	17,751.3	(1)

Total effect on assets		$33.9

Provisions - current	13,961.8	$(13,961.8)	—	(2)
Accrued expenses and other current liabilities	65,588.4	13,961.8	79,550.2	(2)

Total effect on liabilities		$—

Retained earnings	1,205,051.3	$32.0	1,205,083.3	(1)
Non-controlling interests	699.7	1.9	701.6	(1)

Total effect on equity		$33.9

(1)	Prior to the application of IFRS 15, the Company recognizes revenue based on the accounting treatment of the sales of goods. Under IFRS 15, certain subsidiaries and associates accounted for using equity method will change to recognize revenue over time because customers are deemed to have control over the products when the products are manufactured. As a result, the Company will recognize contract assets (classified under other financial assets) and adjust related assets and equity accordingly.
(2)	Prior to the application of IFRS 15, the Company recognized the estimation of sales returns and allowance as provisions. Under IFRS 15, the Company recognizes such estimation as refund liability (classified under accrued expenses and other current liabilities).

3)	IFRS 16 “Leases”

IFRS 16 sets out the accounting standards for leases that will supersede IAS 17 and a number of related interpretations.

Under IFRS 16, if the Company is a lessee, it shall recognize right-of-use assets and lease liabilities for all leases on the consolidated statements of financial position except for low-value and short-term leases. The Company may elect to apply the accounting method similar to the accounting for operating lease under IAS 17 to the low-value and short-term leases. On the consolidated statements of profit or loss and other comprehensive income, the Company should present the depreciation expense charged on the right-of-use asset separately from interest expense accrued on the lease liability; interest is computed by using effective interest method. On the consolidated statements of cash flows, cash payments for both the principal and interest portion of the lease liability are classified within financing activities.

When IFRS 16 becomes effective, the Company may elect to apply this standard either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of the initial application of this standard recognized at the date of initial application.

Except for the aforementioned impact, as of the date the accompanying consolidated financial statements were authorized for issue, the Company continues in evaluating the impact on its financial position and financial performance as a result of the initial adoption of the other standards or interpretations. The related impact will be disclosed when the Company completes the evaluation.